Submission	Oct. 15, 2025	Oct. 14, 2025
Submission [Line Items]
Central Index Key	0000101538
Registrant Name	UNITED STATES ANTIMONY CORPORATION
Form Type	S-3ASR	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Issuer Name		UNITED STATES ANTIMONY CORPORATION